Bank Borrowing - Schedule of Bank Borrowing (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Bank Borrowing [Line Items]
Term of repayments, Term loan	5 years
Annual interest rate, Term loan	4.25%
Bank borrowing, Term loan	$ 83,552	$ 126,287
Bank borrowing	83,552	126,287
Within 12 months [Member]
Schedule of Bank Borrowing [Line Items]
Bank borrowing	46,983	44,488
Over 1 year [Member]
Schedule of Bank Borrowing [Line Items]
Bank borrowing	$ 36,569	$ 81,799